Consolidated Statements of Changes in Partners' Equity (USD $) In Millions, unless otherwise specified	Total	Common Units	General Partner Interest	Noncontrolling Interest [Member]	Common Class C [Member]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount at Dec. 31, 2014	$ 0
Balance at Dec. 31, 2014	6,025.9	5,833.3	180.3	12.3	0
Balance (Shares) at Dec. 31, 2014		245.4	1.6		0
Increase (Decrease) in Partners' Capital
Issuance of common units	362.2	182.2			180.0
Issuance of common units for acquisition of Partnership, shares		38.4			6.7
Conversion of restricted units for common units, net of units withheld for taxes	(2.4)	(2.4)
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings		(0.2)
Unit-based compensation	13.8	6.8	7.0
Contribution from Devon	2.2	2.2
Distributions	(99.9)	(92.3)	(7.6)
Noncontrolling Interest contributions	2.8			2.8
Distributions to non-controlling interest	(45.2)			(45.2)
Adjustment related to mandatory redemption of E2 non-controlling interest	(5.4)			(5.4)
Redeemable non-controlling interest	(4.9)			(4.9)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	35.7	9.0	26.5	0.1	0.1
Increase (Decrease) in Temporary Equity
Redeemable Noncontrolling Interest Reclassifications Between Permanen And Temporary Equity	4.9
Partners' Capital, Other	0	(45.2)		45.2
Partners' Capital Account, Acquisitions		5.7
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount at Mar. 31, 2015	4.9
Balance at Mar. 31, 2015	$ 6,290.5	$ 5,899.3	$ 206.2	$ 4.9	$ 180.1
Balance (Shares) at Mar. 31, 2015		284.0	1.6		6.7